Cover	Apr. 04, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2022
Entity File Number	001-39160
Entity Registrant Name	SOC TELEMED, INC.
Entity Central Index Key	0001791091
Entity Tax Identification Number	84-3131208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2411 Dulles Corner Park
Entity Address, Address Line Two	Suite 475
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	(866)
Local Phone Number	483-9690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value of $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	TLMD
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	TLMDW
Security Exchange Name	NASDAQ